DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2016
Debt Obligations [Abstract]
Senior Notes and Loans
NOTE 11—DEBT OBLIGATIONS:

a.	Short-term debt:			December 31,
		Weighted average interest rate as of December 31	Maturity	2016	2015

				(U.S. $ in millions)
	Revolving credit facility	LIBOR +1.125%	2017	$1,240	$-
	Term loan GBP 510 million*	GBP LIBOR + 0.7%	2017	$629	$-
	Term loan JPY 8.0 billion	JPY LIBOR +0.223%	2017	$68	-
	Bank and financial institutions	5.79%		$15	$75
	Convertible debentures (see note 12)	0.25%	2026	$514	521
	Current maturities of long-term liabilities			$810	989

	Total short term debt			$3,276	$1,585

	*In January 2017, Teva repaid this loan in full.

Short-term debt has an earliest date of repayment within 12 months.

Line of credit:

In November 2015, the Company entered into a $3 billion five-year unsecured syndicated credit facility (which was increased to $4.5 billion upon closing of the Actavis Generics acquisition, see note 2), replacing the previous $3 billion facility. As of December 31, 2016, the Company utilized $1.2 billion of the facility.

b. Long-term debt includes the following:
	Weighted average interest rate as of December 31, 2016	Maturity	December 31, 2016	December 31, 2015

	%		(U.S. $ in millions)
Senior notes EUR 1,750 million (1)	0.38%	2020	$1,834	$-
Senior notes EUR 1,500 million (1)	1.13%	2024	1,566	-
Senior notes EUR 1,300 million	1.25%	2023	1,357	1,409
Senior notes EUR 1,000 million	2.88%	2019	1,050	1,092
Senior notes EUR 750 million (1)	1.63%	2028	780	-
Senior notes EUR 700 million	1.88%	2027	733	762
Senior notes USD 3,500 million (2)	3.15%	2026	3,491	-
Senior notes USD 3,000 million (2)	2.20%	2021	2,995	-
Senior notes USD 3,000 million (2), (3)	2.80%	2023	2,991	-
Senior notes USD 2,000 million (2)	1.70%	2019	2,000	-
Senior notes USD 2,000 million (2)	4.10%	2046	1,984	-
Senior notes USD 1,500 million (2)	1.40%	2018	1,498	-
Senior notes USD 950 million (4)	2.40%	2016	-	950
Senior notes USD 844 million (5)	2.95%	2022	868	843
Senior notes USD 789 million	6.15%	2036	781	780
Senior notes USD 700 million	2.25%	2020	700	700
Senior notes USD 613 million (5)	3.65%	2021	626	611
Senior notes USD 588 million	3.65%	2021	587	586
Senior notes CHF 450 million	1.50%	2018	442	455
Senior notes CHF 350 million (6)	0.50%	2022	344	-
Senior notes CHF 350 million (6)	1.00%	2025	345	-
Senior notes CHF 300 million (6)	0.13%	2018	295	-
				-
Fair value hedge accounting adjustments			(2)	(10)

Total senior notes			27,265	8,178

Term loan USD 2.5 billion (7)	LIBOR +1.125%	2018	2,500	-
Term loan USD 2.5 billion (7)	LIBOR +1.25%	2017-2020	2,500	-
Term loan JPY 65 billion	0.99%	2017	560	544
Term loan JPY 35 billion	1.42%	2019	299	290
Term loan JPY 35 billion	LIBOR +0.3%	2018	299	290
Other loans JPY 5 billion	1.67%	2016	-	39
Total loans			6,158	1,163

Debentures USD 15 million	7.20%	2018	15	15
Other	7.48%	2026	9	5
Total debentures and others			24	20

Less current maturities			(810)	(989)

Derivative instruments			2	11

Less debt issuance costs*			(115)	(25)

Total long-term debt			$32,524	$8,358

* In accordance with FASB guidance, effective January 1, 2016, long-term debt is presented net of related debt issuance costs. Prior periods were adjusted to conform with the guidance.

  In July 2016, in connection with the anticipated closing of the Actavis Generics acquisition, Teva Pharmaceutical Finance Netherlands II B.V., a Teva finance subsidiary, issued senior notes in an aggregate principal amount of €4.0 billion.
  In July 2016, in connection with the anticipated closing of the Actavis Generics acquisition, Teva Pharmaceutical Finance Netherlands III B.V., a Teva finance subsidiary, issued senior notes in an aggregate principal amount of $15.0 billion.
  In the fourth quarter of 2016, Teva entered into interest rate swap agreements designated as fair value hedge relating to its 2.8% senior notes due 2023 with respect to $500 million notional amount of outstanding debt.
  In November 2016, Teva repaid at maturity $950 million principal amount of its 2.4% fixed rate senior notes.
  In the third quarter of 2016, Teva terminated interest rate swap agreements designated as fair value hedge relating to its 2.95% senior notes due 2022 with respect to $844 million notional amount and its 3.65% senior notes due 2021 with respect to $450 million notional amount.
  In July 2016, in connection with the anticipated closing of the Actavis Generics acquisition, Teva Pharmaceutical Finance Netherlands IV B.V., a Teva finance subsidiary, issued senior notes in an aggregate principal amount of CHF 1.0 billion.
  In August 2016, upon closing of the Actavis Generics acquisition, Teva borrowed $5 billion under its term loan facilities with a syndicate of banks. The term facilities consists of two tranches of $2.5 billion each, with the first tranche maturing in full in 2018 and the second tranche maturing in 2020 with payment installments each year (10% to be repaid in each of 2017 and 2018, 20% to be repaid in 2019 and the remaining 60% to be repaid in 2020).

Long term debt was issued by several indirect wholly-owned subsidiaries of the Company and is fully and unconditionally guaranteed by the Company as to payment of all principal, interest, discount and additional amounts (as defined), if any.

Long term debt as of December 31, 2016 is effectively denominated (taking into consideration cross currency swap agreements) in the following currencies: U.S. dollar 70%, euro 24%, Swiss franc 4% and Japanese yen 2%. Certain loan agreements and debentures contain restrictive covenants, mainly the requirement to maintain certain financial ratios. As of December 31, 2016, the Company met all financial covenants.

The Company and certain subsidiaries entered into negative pledge agreements with certain banks and institutional investors. Under the agreements, the Company and such subsidiaries have undertaken not to register floating charges on assets in favor of any third parties without the prior consent of the banks, to maintain certain financial ratios and to fulfill other restrictions, as stipulated by the agreements.

The required annual principal payments of long-term debt, excluding debt issuance cost as of December 31, 2016, starting with the year 2018, are as follows:
December 31,
2016

(U.S. $ in millions)
2018	$5,299
2019	3,849
2020	4,034
2021	4,208
2022 and thereafter	15,249
$32,639